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                         AIM INTERNATIONAL MUTUAL FUNDS

  INVESCO INTERNATIONAL CORE EQUITY FUND - INVESTOR CLASS, CLASS A, B, C AND R

                        Supplement dated March 31, 2004
                   to the Prospectus dated February 27, 2004
                       as supplemented February 27, 2004


The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

         "FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C or Class R shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

      SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                        INVESTOR     CLASS A     CLASS B       CLASS C      CLASS R
                                                         CLASS
      Maximum Front-End Sales Charge on purchases        None         5.50%        None         None         None
          as a percentage of offering price
      Maximum Contingent Deferred Sales Charge
          (CDSC) as a percentage of the total
          original cost of the shares or                 None         None1       5.00%2       1.00%2        None1
          redemption proceeds, whichever is less
      Maximum Sales Charge on reinvested                 None          None        None         None         None
          dividends/ distributions
      Redemption Fee (as a percentage of amount         2.00%3        2.00%3       None         None         None
          redeemed)
      Exchange Fee                                      2.00%3        2.00%3       None         None         None

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS4,5

                                                       INVESTOR       CLASS A     CLASS B      CLASS C      CLASS R
                                                        CLASS
      Management Fees                                    0.75%         0.75%       0.75%        0.75%        0.75%
      Distribution and/or Service (12b-1) Fees6          0.25%         0.35%       1.00%        1.00%        0.50%
      Other Expenses7                                    0.92%         0.92%       0.92%        0.92%        0.92%
                                                      -----------------------------------------------------------
      Total Annual Fund Operating Expenses8,9            1.92%         2.02%       2.67%        2.67%        2.17%
                                                      ===========================================================

      1 If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1.00% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's account. For qualified plans investing in Class R shares, you may pay a CDSC of 0.75% on your Class R shares if the distributor paid a concession to the dealer of record and if the plan is redeemed within twelve months from initial deposit in the plan's account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."
      2 A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
      3 A 2% fee is charged on redemptions or exchanges of Class A and Investor Class shares held 30 days or less. Please see the section entitled "How To Sell Shares - Redemption Fees."
      4 There is no guarantee that actual expenses will be the same as those shown in the table.
      5 The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change, as well as a merger that occurred on November 24, 2003.


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      6  Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of the Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
      7 Other Expenses for Class R shares are based on estimated amounts for the current fiscal year.
      8 The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.10%, 2.68%, 2.75% and 2.25% on Class A, Class B, Class C and Class R shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes;
         (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through October 31, 2004.
      9 The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) of Investor Class shares to 2.00%. The expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees at any time after April 30, 2004.

      EXPENSE EXAMPLE

      The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C and Class R shares of the Fund to the cost of investing in other mutual funds.

      The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class R shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5.00% return each year, and that a Fund's Investor Class, Class A, Class B, Class C and Class R shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C and Class R shares may be higher or lower, based on these assumptions your costs would be:

                                                             1 YEAR           3 YEARS         5 YEARS        10 YEARS
           Investor Class                                     $195                $603        $1,037          $2,243
           Class A1                                           $744              $1,149        $1,578          $2,769
           Class B - With Redemption1                         $770              $1,129        $1,615         $2,8462
           Class B - Without Redemption                       $270                $829        $1,415         $2,8462
           Class C - With Redemption1                         $370                $829        $1,415          $3,003
           Class C - Without Redemption                       $270                $829        $1,415          $3,003
           Class R                                            $220                $679        $1,164          $2,503

      1 Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and Class C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."
      2 Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares"."


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